Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents
6. Cash and cash equivalents

	December 31, 2025	December 31, 2024

Short-term bank deposits	1,269,248	510,975
Short-term investment	588,259	416,693
	1,857,507	927,668

Cash and Cash Equivalents are held for the purpose of meeting short-term cash needs and include cash on hand, deposits with banks and other short-term highly liquid investments with original maturities of three-month or less and with immaterial risk of change in value.

Short-term bank deposits are mainly represented by amounts to cover instant payments (PIX), cash on ATMs and client payments.

Short-term investments are mainly represented by voluntary deposits in Brazilian Central Bank (“BACEN” not related to any compulsory reserve, certificate of deposits, and deposits offshore with highly liquid investments with original maturities of three-month or less, with an average return of 100% of the CDI (14.9% per year as of December 31, 2025 and 12.15% per year as of December 31, 2024).